Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of May 31,
	2016	2017
	US$	US$
Costs:
Intangible assets with indefinite lives:
Trademark	248	241
Intangible assets with finite lives:
Trademark	1,293	2,976
Courseware	47	122
Student base	1,978	2,995
Favorable lease	713	689
License	415	415

	4,694	7,438

Accumulated amortization:
Trademark	(383)	(581)
Courseware	(47)	(58)
Student base	(1,404)	(2,455)
Favorable lease	(123)	(199)
License	(119)	(140)

	(2,076)	(3,433)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	248	241
Intangible assets with definite lives:
Trademark	910	2,395
Courseware	—	64
Student base	574	540
Favorable lease	590	490
License	296	275

	2,618	4,005